Financial instruments (Details 8) - Interest rate swap contract [member] - INR (₨) ₨ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Interest receivable	₨ 101	₨ 290
Interest payable	8,612	22,528
Less than 1 year [Member]
Disclosure of detailed information about financial instruments [line items]
Interest receivable	101	189
Interest payable	7,375	13,916
One to two years [Member]
Disclosure of detailed information about financial instruments [line items]
Interest receivable		101
Interest payable	1,237	7,375
Two to three years [member]
Disclosure of detailed information about financial instruments [line items]
Interest receivable	0
Interest payable	0	1,237
Three to four years [member]
Disclosure of detailed information about financial instruments [line items]
Interest receivable	0	0
Interest payable	0	0
Four to five years [member]
Disclosure of detailed information about financial instruments [line items]
Interest receivable	0	0
Interest payable	0	0
Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Interest receivable	0	0
Interest payable	₨ 0	₨ 0